Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-39560
Entity Registrant Name	ROCKET LAB CORPORATION
Entity Central Index Key	0001819994
Entity Tax Identification Number	39-2182599
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	714
Local Phone Number	465-5737
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable